Financial Instruments and Related Risk Management	12 Months Ended
Dec. 31, 2019
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Financial Instruments and Related Risk Management

NOTE 12   FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT

Accounting Policies

Financial instruments are classified and measured as follows:

	Fair Value Through Profit or Loss (“FVTPL”)	Fair Value Through Other Comprehensive Income (“FVTOCI”)	Financial Assets and Liabilities at Amortized Cost [1]
Instrument type	Cash and cash equivalents and derivatives	Equity investments not held for trading	Receivables, short-term debt, payables and accrued charges, long-term debt, other long-term debt instruments
Measurement	Fair value	Fair value	Amortized cost
Fair value gains and losses	Profit or loss	OCI [2]	–
Interest and dividends	Profit or loss	Profit or loss	Profit or loss: effective interest rate
Impairment of assets	–	–	Profit or loss
Foreign exchange	Profit or loss	OCI	Profit or loss
Transaction costs	Profit or loss	OCI	Included in cost of instrument

1  Amortized cost is applied if the objective of the business model for the instrument or group of instruments is to hold the asset to collect the contractual cash flows and the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest.

2  For equity investments not held for trading, we may make an irrevocable election at initial recognition to recognize changes in fair value through OCI rather than profit or loss.

Financial instruments are recognized at trade date when we commit to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flow from the investments have expired or we have transferred them, and all the risks and rewards of ownership have been substantially transferred.

Derivatives are used to lock in commodity prices and exchange rates. For designated and qualified cash flow hedges:

  the effective portion of the change in the fair value of the derivative is accumulated in OCI;
  when the hedged forecast transaction occurs, the related gain or loss is removed from AOCI and included in the cost of inventory;
  the hedging gain or loss included in the cost of inventory is recognized in earnings when the product containing the hedged item is sold or becomes impaired; and
  the ineffective portions of hedges are recorded in net earnings in the current period.

We also assess whether the natural gas swaps used in hedging transactions are expected to be or were highly effective, both at the hedge’s inception and on an ongoing basis, in offsetting changes in fair values of hedged items. Hedge effectiveness related to our New York Mercantile Exchange (“NYMEX”) natural gas hedges is assessed on a prospective and retrospective basis using regression analyses. In 2018, our Alberta Energy Company (“AECO”) natural gas hedges were assessed using a qualitative assessment. Potential sources of ineffectiveness are changes in timing of forecast transactions, changes in volume delivered or changes in our credit risk or the counterparty.

Net investment hedges relating to the commitment to purchase a foreign operation:

  are considered a non-financial item and are accounted for similar to a cash flow hedge; and
  the gain or loss from the hedging instrument is deferred in OCI and subsequently recorded as an adjustment to goodwill when the business combination occurs.

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated balance sheets when we:

  currently have a legally enforceable right to offset the recognized amounts; and
  intend either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Supporting Information

Credit Risk

Our exposure to credit risk on our cash and cash equivalents, receivables (excluding taxes) and derivative instrument assets is the carrying amount of each instrument on the consolidated balance sheets.

Maximum exposure to credit risk as at December 31:

	2019	2018
Cash and cash equivalents	671	2,314
Receivables [1]	3,438	3,094
Other current assets – derivatives	5	5
	4,114	5,413
1 Excluding income tax receivable.

Credit risk is managed through policies applicable to the following assets:

			Daily Counterparty	Counterparties
	Acceptable Minimum		Settlement Based on	to Contracts are
	Counterparty Credit	Exposure Thresholds	Prescribed Credit	Investment-Grade
	Ratings	by Counterparty	Thresholds	Quality
Cash and Cash Equivalents	X	X
Natural Gas Derivatives	X		X	X
Foreign Currency Derivatives	X

We manage our credit risk on receivables from customers through a credit management program whereby:

  credit approval policies and procedures are in place to guide the granting of credit to new customers as well as our continued extension to existing customers;
  existing customer accounts are reviewed every 12-24 months, depending on the credit limit amounts;
  credit is extended to international customers based upon an evaluation of both customer and country risk;
  the credit period on sales is generally 15 and 30 days for wholesale fertilizer customers, 30 days for industrial and feed customers, 30-90 days for Retail customers and up to 180 days for select export sales customers; and
  credit agency reports, where available, and an assessment of other relevant information such as current financial statements and/or credit references, are used before assigning credit limits to customers. We may transact with customers that fail to meet specified benchmark creditworthiness on a cash basis or provide other evidence of ability to pay.

In our Retail operations in Western Canada, credit risk in accounts receivable is mitigated through an agency agreement with a Canadian financial institution wherein the financial institution provides credit to qualifying customers to assist in financing their crop input purchases. Through the agency agreement, which expires in 2021, customers have financing arrangements directly with the financial institution while we have only a limited recourse involvement to the extent of an indemnification of the financial institution for 54 percent (2018 – 52 percent) of its future bad debts to a maximum of 3 percent (2018 – 5 percent) of the qualified customer loans. Outstanding customer credit with the financial institution was $521 at December 31, 2019, which is not recognized in our consolidated balance sheets. Historical indemnification losses on this arrangement have been negligible, and the average aging of the customer loans with the financial institution is current. Our receivables from customers also include a concentration in Retail operations in Australia for advances to customers to purchase crop inputs and livestock. We mitigate risk in these receivables by obtaining security over livestock and crop.

Liquidity Risk

Liquidity risk arises from our general funding needs and the management of our assets, liabilities and optimal capital structure. We manage our liquidity risk to maintain sufficient liquid financial resources to fund our operations and meet our commitments and obligations in a cost-effective manner. In managing our liquidity risk, we have access to a range of funding options and have established an external borrowing policy with the following objectives:

  maintain an optimal capital structure;
  maintain investment-grade credit ratings that provide ease of access to the debt capital and commercial paper markets;
  maintain sufficient short-term credit availability; and
  maintain long-term relationships with a sufficient number of high-quality and diverse lenders.

The table below outlines our available credit facilities as at December 31, 2019:

	Total	Amount Outstanding	Amount
	Amount	and Committed	Available
Unsecured revolving term credit facility [1]	4,500	650	3,850
Uncommitted revolving demand facility	500	-	500
Other credit facilities	820	326	494

1 The unsecured revolving term credit facility matures April 10, 2023, subject to extension at the request of Nutrien provided that the resulting maturity date shall not exceed five years from the date of request.

The following maturity analysis of our financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated balance sheets to the contractual maturity date.

	Carrying Amount	Contractual
	of Liability as at	Cash	Within	1 to 3	3 to 5	Over 5
2019	December 31	Flows	1 Year	Years	Years	Years
Short-term debt [1]	976	976	976	-	-	-
Payables and accrued charges [2]	5,264	5,264	5,264	-	-	-
Long-term debt, including current portion [1]	9,055	14,392	894	1,268	1,923	10,307
Lease liabilities, including current portion [1]	1,073	1,302	249	364	234	455
Derivatives	33	33	14	10	9	-
	16,401	21,967	7,397	1,642	2,166	10,762

1  Contractual cash flows include contractual interest payments related to debt obligations and lease liabilities. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2019.

2  Excludes non-financial liabilities and includes trade payables of approximately $1.4 billion paid in January and February 2020 through an arrangement whereby a supplier sold the right to receive payment to a financial institution.

Foreign Exchange Risk

To manage foreign exchange risk (primarily related to our foreign operations), we may enter into foreign currency derivatives. Treasury risk management policies allow such exposures to be hedged within certain prescribed limits for both forecast operating and capital expenditures. The risk management policy is to manage the earnings impact that could occur from a reasonably possible strengthening or weakening of the US dollar. The foreign currency derivatives are not currently designated as hedging instruments for accounting purposes.

The following table presents the significant foreign currency derivatives that existed at December 31:

	2019			2018
			Average			Average
			contract			contract
Sell/buy	Notional	Maturities	rate	Notional	Maturities	rate
Forwards
USD/CDN	337	2020	1.3096	502	2019	1.3583
CDN/USD	120	2020	1.3138	205	2019	1.3636
USD/AUD [1]	78	2020	1.4593	40	2019	1.3777
AUD/USD	47	2020	1.4563	48	2019	1.3816
1 Australian Dollar

Interest Rate Risk

Fluctuations in interest rates impact the future cash flows and fair values of various financial instruments.

Interest rate risk on debt is addressed by:

  using a portfolio of fixed and floating rate instruments;
  aligning current and long-term assets with demand and fixed-term debt;
  monitoring the effects of market changes in interest rates; and
  using interest rate swaps, if desired.

Related to interest rate risk on investments in marketable securities, our primary objectives are to:

  ensure the security of principal amounts invested;
  provide for an adequate degree of liquidity; and
  achieve a satisfactory return.

Treasury risk management policies specify investment parameters including eligible types of investment, maximum maturity dates, maximum exposure by counterparty and minimum credit ratings.

We have credit facilities in Argentina that are subject to floating interest rates. We do not believe we have material exposure to interest rate risk on our financial instruments and earnings as at December 31, 2019 and 2018.

Price Risk

Commodity price risk exists on our natural gas derivative instruments. Our natural gas strategy is to diversify our forecast gas volume requirements, including a portion of annual requirements purchased at spot market prices, a portion at fixed prices (up to 10 years) and a portion indexed to the market price of ammonia. Our objective is to acquire a reliable supply of natural gas feedstock and fuel on a location-adjusted, cost-competitive basis.

Price risk also exists for exchange-traded equity securities measured at FVTPL or FVTOCI.

We had no material exposure to price risk on our financial instruments as at December 31, 2019 and 2018.

Fair Value

Estimated fair values for financial instruments are designed to approximate amounts for which the instruments could be exchanged in a current arm’s-length transaction between knowledgeable, willing parties. The valuation policies and procedures for financial reporting purposes are determined by our finance department.

Financial instruments included in the consolidated balance sheets are measured either at fair value or amortized cost. The tables below explain the valuation methods used to determine the fair value of each financial instrument and its associated level in the fair value hierarchy.

Financial Instruments Measured at Fair Value	Fair Value Method
Cash and cash equivalents	Carrying amount (approximation to fair value assumed due to short-term nature)
Equity securities	Closing bid price of the common shares as at the balance sheet date
Debt securities	Closing bid price of the debt or other instruments with similar terms and credit risk (Level 2) as at the balance sheet date
Foreign currency derivatives not traded in an active market	Quoted forward exchange rates (Level 2) as at the balance sheet date
Foreign exchange forward contracts, swaps and options and natural gas swaps not traded in an active market	A discounted cash flow model [1] Market comparison [2]

1  Inputs included contractual cash flows based on prices for natural gas futures contracts, fixed prices and notional volumes specified by the swap contracts, the time value of money, liquidity risk, our own credit risk (related to instruments in a liability position) and counterparty credit risk (related to instruments in an asset position). Futures contract prices used as inputs in the model were supported by prices quoted in an active market and therefore categorized in Level 2.

2  Inputs include current market and contractual prices, forward pricing curves, quoted forward prices, basis differentials, volatility factors and interest rates and therefore categorized in Level 2. Market comparison was used for the 2018 AECO natural gas hedges.

Financial Instruments Measured at Amortized Cost	Fair Value Method
Receivables, short-term debt and payables and accrued charges	Carrying amount (approximation to fair value assumed due to short-term nature)
Long-term debt	Quoted market prices (Level 1 or 2 depending on the market liquidity of the debt)
Other long-term debt instruments	Carrying amount

The following table presents our fair value hierarchy for financial assets and financial liabilities carried at fair value on a recurring basis or measured at amortized cost:

	2019			2018
	Carrying			Carrying
Financial instruments measured at	Amount	Level 1 [1]	Level 2 [1]	Amount	Level 1 [1]	Level 2 [1]
Fair value on a recurring basis
Cash and cash equivalents	671	-	671	2,314	-	2,314
Derivative instrument assets	5	-	5	5	-	5
Other current financial assets – marketable securities [2]	193	27	166	97	12	85
Investments at FVTOCI (Note 17)	161	161	-	186	186	-
Derivative instrument liabilities	(33)	-	(33)	(71)	-	(71)
Amortized cost
Current portion of long-term debt
Notes and debentures	(494)	-	(503)	(995)	-	(1,009)
Fixed and floating rate debt	(8)	-	(8)	(8)	-	(8)
Long-term debt
Notes and debentures	(8,528)	(1,726)	(7,440)	(7,569)	(1,004)	(6,177)
Fixed and floating rate debt	(25)	-	(25)	(22)	-	(22)

1  Financial instruments included in Level 1 are measured using quoted prices in active markets for identical assets or liabilities, while those classified as Level 2 are measured using significant other observable inputs. During 2019 and 2018, there were no transfers between Level 1 and Level 2 for financial instruments measured at fair value on a recurring basis. Our policy is to recognize transfers at the end of the reporting period.

2 Marketable securities consist of equity and fixed income securities.

		2019			2018
			Net Amounts			Net Amounts
Financial assets (liabilities)	Gross	Offset	Presented	Gross	Offset	Presented
Derivative instrument assets
Natural gas derivatives	-	-	-	31	(27)	4
Derivative instrument liabilities
Natural gas derivatives [1]	(30)	-	(30)	(92)	26	(66)
Other long-term debt instruments [2]	(150)	150	-	(150)	150	-
	(180)	150	(30)	(211)	149	(62)
1 Cash margin deposits of $17 (2018 – $18) were placed with counterparties related to legally enforceable master netting arrangements.

2  Back-to-back loan arrangements that are not subject to any financial test covenants but are subject to certain customary covenants and events of default.  We were in compliance with these covenants as at December 31, 2019.

Natural gas derivatives outstanding:

	2019				2018
			Average	Fair Value			Average	Fair Value
			Contract	of Assets			Contract	of Assets
	Notional [1]	Maturities	Price [2]	(Liabilities)	Notional [1]	Maturities	Price [2]	(Liabilities)
NYMEX swaps	16	2020 – 2022	4.26	(30)	22	2019 – 2022	4.26	(35)
AECO swaps	-	n/a	-	-	26	2019	1.92	(25)
1 In millions of British thermal units (“MMBtu”).
2 US dollars per MMBtu.
n/a = not applicable